Income Taxes	12 Months Ended
Jun. 30, 2012
Income Taxes

7. Income Taxes

The components of the (benefit) provision for income taxes are as follows:

	2012	2011

Federal: Canada
Current	$1,177	$845
Deferred	156	(10)

	1,333	835

Provincial: Canada
Current	965	410
Deferred	150	(278)

	1,115	132

United States:
Current	105	75
Deferred	(4,645)	(540)

	(4,540)	(465)

Total (benefit) provision	$(2,092)	$502

The components of income before (benefit) provision for income taxes are as follows:

	2012	2011

Canada	$3,151	$4,738
United States	(2,989)	(2,717)

Total	162	2,021

The difference between the effective rate reflected in the (benefit) provision for income taxes and the amount determined by applying the Canadian statutory rate to income before income taxes for the fiscal year ended June 30, 2012 and June 30, 2011 is analyzed below:

	2012	2011
Provision for income taxes at statutory rate	$25	$473
Provincial taxes	333	448
Foreign rate differential	(49)	(91)
Canadian rate difference	400	(350)
Gain on bargain purchase	(2,769)	—
Permanent items	483	115
Other	(515)	(93)

	$(2,092)	$502

Deferred taxes arise because of the differences in the book and tax basis of certain assets and liabilities. Significant components of deferred tax assets and liabilities are as follows:

	2012	2011
Deferred tax liabilities
Intangibles	$(27,870)	$(19,667)
Difference in book and tax basis of property and equipment	(53,834)	(48,399)

Total deferred tax liabilities	(81,704)	(68,066)

Deferred tax assets:
Net operating loss carry forward	27,444	24,274
Other	11,580	7,456

Total deferred tax assets	39,024	31,730
Valuation allowance	(33)	(33)

Net deferred tax assets	38,991	31,697

Net deferred tax liabilities	$(42,713)	$(36,369)

It is the Company’s intention to reinvest the undistributed earning of its foreign subsidiaries and thereby indefinitely postpone their remittance. As a result, deferred income taxes have not been provided on undistributed earnings of foreign subsidiaries of the Company.

The following table summarizes the gross amounts of unrecognized tax benefits without regard to reduction in tax liabilities if such unrecognized tax benefits were settled.

	2012	2011
Balance at July 1,	$1,121	$265
Additions for tax position related to current year	643	856

Balance at June 30,	$1,764	$1,121

The total amount of the unrecognized tax benefits, if recognized would favorably impact the effective tax rate by $1.8 million. Included in the amount above is approximately $0.1 million of interest and penalties, all of which are included in the current year statement of operations, as a component of the income tax benefit on the consolidated statement of operations. None of the unrecognized tax benefits are expected to reverse in the next year. All tax years starting with June 30, 2009 are currently open in the United States. All tax year starting with June 30, 2005 are currently open in Canada.

At June 30, 2012, the Company has available U.S. net operating loss carry forwards of approximately $63.7 million expiring in the years 2014 through 2030 and Canadian non-capital loss carry forwards of approximately $7.4 million expiring in the years 2018 through 2032.